SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

                                 -----------------

                               INSTITUTIONAL CLASS

                            DWS U.S. Bond Index Fund

The following information replaces the disclosure contained in the "How Much Investors Pay" section of the above-noted fund's Institutional Class prospectus.

How Much Investors Pay

The table below describes the fees and expenses that you may pay if you buy and hold fund shares. Fee and expense information is based on the operating expense history of the Predecessor fund.

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Fee Table
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Shareholder Fees, paid directly from your investment
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Redemption/Exchange fee on shares owned less than 15 days          2.00%
(as % of redemption proceeds)(1)
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Annual Operating Expenses, deducted from fund assets
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Management Fee(2)                                                  0.25%
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Distribution/Service (12b-1) Fee                                    None
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Other Expenses(3)                                                   0.10
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Total Annual Operating Expenses(4), (5)                               0.35
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(1)  This fee is charged on applicable redemptions or exchanges. Please see
     "Policies You Should Know About -- Policies about transactions" for further information.

(2) Restated on an annualized basis to reflect approved fee changes which took effect on June 1, 2006. Includes 0.10% administration fee.

(3) Restated on an annualized basis to reflect fee changes which took effect on June 1, 2006.

(4) Effective October 1, 2006 through September 30, 2007, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at a ratio no higher than 0.36% for Institutional Class shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, proxy and organizational and offering expenses.

(5) In addition to the contractual expense cap, the advisor and administrator have voluntarily agreed to waive all or a portion of their management and administration fees and reimburse or pay operating expenses to the extent necessary to maintain the fund's total annual operating expenses at 0.15%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, proxy and organizational and offering expenses. This voluntary waiver or reimbursement may be terminated by the advisor or administrator at any time.

                                                                     [Logo]DWS
                                                                       SCUDDER
November 9, 2006                                           Deutsche Bank Group

Based on the costs above, this example helps you compare thid fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


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Example                        1 Year       3 Years      5 Years      10 Years
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Institutional Class shares      $36          $113          $197         $443
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               Please Retain This Supplement for Future Reference









November 9, 2006